STOCKHOLDERS' EQUITY (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Number of Options, Outstanding (in Shares)	25,266
Number of Options, Granted (in Shares)	0
Number of Options, Exercised (in Shares)	0
Number of Options, Forfeited or Expired (in Shares)	(7,378)
Number of Options, Outstanding (in Shares)	17,888	25,266
Number of Options, Exercisable (in Shares)	10,092
Weighted Average Exercise Price Outstanding	$ 958.80
Weighted Average Exercise Price, Granted	0
Weighted Average Exercise Price, Exercised	0
Weighted Average Exercise Price, Forfeited or Expired	2,327.89
Weighted Average Exercise Price, Outstanding	394.30	$ 958.80
Weighted Average Exercise Price, Exercisable	$ 664.25
Equity Incentives Plan Two [Member]
Class of Warrant or Right [Line Items]
Number of Options, Outstanding (in Shares)	25,266	7,995
Number of Options, Granted (in Shares)		20,375
Number of Options, Exercised (in Shares)		0
Number of Options, Forfeited or Expired (in Shares)		(3,104)
Number of Options, Outstanding (in Shares)		25,266
Number of Options, Exercisable (in Shares)		5,477
Weighted Average Exercise Price Outstanding	$ 958.80	$ 3,202.32
Weighted Average Exercise Price, Granted		30.60
Weighted Average Exercise Price, Exercised		0
Weighted Average Exercise Price, Forfeited or Expired		645.00
Weighted Average Exercise Price, Outstanding		958.80
Weighted Average Exercise Price, Exercisable		$ 4,275.24